Concentration of Risks - Investment Concentration Risk (Details) - Investment Concentration Risk - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Fair value	$ 1,054,042	$ 1,041,454	$ 1,008,925
Insurance Solutions
Concentration Risk [Line Items]
Fair value	923,981	915,556	884,288
Insurance Solutions consolidated VIEs
Concentration Risk [Line Items]
Fair value	130,061	125,898	124,637
United States | Insurance Solutions
Concentration Risk [Line Items]
Fair value	$ 667,460	$ 643,438	$ 614,148
United States | Insurance Solutions | Geographic Area
Concentration Risk [Line Items]
% of total	72.00%	70.00%	69.00%
United States | Insurance Solutions consolidated VIEs
Concentration Risk [Line Items]
Fair value	$ 124,265	$ 120,144	$ 118,080
United States | Insurance Solutions consolidated VIEs | Geographic Area
Concentration Risk [Line Items]
% of total	95.00%	95.00%	95.00%
CAYMAN ISLANDS | Insurance Solutions
Concentration Risk [Line Items]
Fair value	$ 206,065
CAYMAN ISLANDS | Insurance Solutions | Geographic Area
Concentration Risk [Line Items]
% of total	22.00%
Canada | Insurance Solutions
Concentration Risk [Line Items]
Fair value		$ 6,579	$ 7,609
Canada | Insurance Solutions | Geographic Area
Concentration Risk [Line Items]
% of total		1.00%	1.00%
Canada | Insurance Solutions consolidated VIEs
Concentration Risk [Line Items]
Fair value		$ 1,075	$ 2,327
Canada | Insurance Solutions consolidated VIEs | Geographic Area
Concentration Risk [Line Items]
% of total		1.00%	2.00%
Other | Insurance Solutions
Concentration Risk [Line Items]
Fair value	$ 50,456	$ 265,539	$ 262,531
Other | Insurance Solutions | Geographic Area
Concentration Risk [Line Items]
% of total	5.00%	29.00%	30.00%
Other | Insurance Solutions consolidated VIEs
Concentration Risk [Line Items]
Fair value	$ 5,796	$ 4,679	$ 4,230
Other | Insurance Solutions consolidated VIEs | Geographic Area
Concentration Risk [Line Items]
% of total	5.00%	4.00%	3.00%